Stock based compensation (Fair Value Assumptions) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised	$ 3.9	$ 24.8	$ 19.2
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (in dollars per share)	$ 6.36	$ 8.47	$ 8.41
Expected life	6 years 3 months 18 days	6 years 3 months	6 years 3 months
Volatility	33.00%	27.00%	30.00%
Dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	1.81%	1.96%	1.17%